RUSSELL INVESTMENT COMPANY

Supplement dated January 27, 2014 to

PROSPECTUS Dated MARCH 1, 2013

RUSSELL U.S. CORE EQUITY FUND RISK/RETURN SUMMARY:

(ii) The following replaces the "Average Annual Total Returns" table in the sub-section entitled "Performance" in the Risk/Return Summary section for the Russell U.S. Core Equity Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2012	1 Year	5 Years	10 Years
Return Before Taxes, Class A	8.83%	(1.87)%	5.82%
Return Before Taxes, Class C	14.67%	(1.38)%	6.09%
Return Before Taxes, Class E	15.53%	(0.66)%	6.47%
Return Before Taxes, Class I	15.91%	(0.41)%	6.74%
Return Before Taxes, Class Y	16.03%	(0.33)%	6.81%
Return Before Taxes, Class S	15.82%	(0.49)%	6.69%
Return After Taxes on Distributions, Class S	15.63%	(0.65)%	6.20%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	10.52%	(0.44)%	5.80%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%

RUSSELL STRATEGIC BOND FUND RISK/RETURN SUMMARY:

(i) The following replaces the "Annual Fund Operating Expenses" table and the "Example" table in the sub-section entitled "Fees and Expenses of the Fund" in the Risk/Return Summary section for the Russell Strategic Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None	None
Other Expenses	0.29%	0.54%	0.54%	0.21%	0.29%	0.09%
Total Annual Fund Operating Expenses	1.04%	1.79%	1.04%	0.71%	0.79%	0.59%
Less Fee Waivers and Expense Reimbursements	(0.04)%	(0.04)%	(0.04)%	(0.00)%	(0.04)%	(0.00)%
Net Annual Fund Operating Expenses	1.00%	1.75%	1.00%	0.71%	0.75%	0.59%

#	Until February 28, 2015, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.04% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	$473	$178	$102	$73	$77	$60
3 Years	$690	$559	$327	$227	$248	$189
5 Years	$924	$966	$570	$395	$435	$329
10 Years	$1,595	$2,102	$1,267	$883	$974	$738

(ii) The following replaces the "Average Annual Total Returns" table in the sub-section entitled "Performance" in the Risk/Return Summary section for the Russell Strategic Bond Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2012	1 Year	5 Years	10 Years
Return Before Taxes, Class A	4.14%	5.42%	5.10%
Return Before Taxes, Class C	7.37%	5.54%	5.16%
Return Before Taxes, Class E	8.16%	6.31%	5.54%
Return Before Taxes, Class I	8.49%	6.58%	5.81%
Return Before Taxes, Class Y	8.60%	6.68%	5.87%
Return Before Taxes, Class S	8.42%	6.57%	5.80%
Return After Taxes on Distributions, Class S	6.77%	4.79%	4.11%
Return After Taxes on Distributions and Sale of Fund Shares, Class S.	5.48%	4.56%	3.98%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%

RUSSELL INVESTMENT GRADE BOND FUND RISK/RETURN SUMMARY: The following replaces the "Average Annual Total Returns" table in the sub-section entitled "Performance" in the Risk/Return Summary section for the Russell Investment Grade Bond Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2012	1 Year	5 Years	10 Years
Return Before Taxes, Class A	1.97%	5.37%	4.65%
Return Before Taxes, Class C	5.17%	5.30%	4.60%
Return Before Taxes, Class E	6.01%	6.22%	5.07%
Return Before Taxes, Class I	6.31%	6.49%	5.34%
Return Before Taxes, Class Y	6.42%	6.56%	5.41%
Return Before Taxes, Class S	6.24%	6.37%	5.28%
Return After Taxes on Distributions, Class S	4.69%	4.72%	3.59%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	4.26%	4.51%	3.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%

RUSSELL SHORT DURATION BOND FUND RISK/RETURN SUMMARY: The following replaces the "Average Annual Total Returns" table in the sub-section entitled "Performance" in the Risk/Return Summary section for the Russell Short Duration Bond Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2012	1 Year	5 Years	10 Years
Return Before Taxes, Class A	0.65%	2.74%	2.72%
Return Before Taxes, Class C	3.73%	2.75%	2.34%
Return Before Taxes, Class E	4.53%	3.52%	3.11%
Return Before Taxes, Class Y	4.91%	3.87%	3.42%
Return Before Taxes, Class S	4.80%	3.78%	3.37%
Return After Taxes on Distributions, Class S	3.93%	2.69%	2.29%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	3.20%	2.59%	2.24%
BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)	0.43%	2.32%	2.72%